Provision for judicial liabilities	9 Months Ended
Sep. 30, 2025
Disclosure of other provisions [abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
20 PROVISION FOR JUDICIAL LIABILITIES
The Company is involved in certain legal proceedings arising in the normal course of its business, which include tax, social security, labor, civil, environment and real estate.
The Company classifies the risk of unfavorable decisions in legal proceedings, based on legal advice, which reflects the estimated probable losses.
The Company’s Management believes that, based on the available information as of the date of these unaudited condensed consolidated interim financial information, its provisions for tax, social security, labor, civil, environment and real estate risks, accounted for according to IAS 37 are sufficient to cover estimated losses related to its legal proceedings, as set forth below:
20.1 Roll-forward and changes in the provisions for probable losses based on the nature of the proceedings, net of judicial deposits

					09/30/2025
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	407,964	353,926	215,553	2,127,725	3,105,168
Payments	(71,660)	(85,489)	(7,847)		(164,996)
Reversal	(53,512)	(57,176)	(54,442)	(20,078)	(185,208)
Additions	5,498	104,951	13,061		123,510
Monetary adjustment	15,926	20,887	16,253		53,066
Provision balance	304,216	337,099	182,578	2,107,647	2,931,540
Judicial deposits	(3,653)	(91,177)	(18,447)		(113,277)
Provision balance at the end of the period	300,563	245,922	164,131	2,107,647	2,818,263
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,974,839 and civil lawsuits in the amount of R$132,808, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.

					12/31/2024
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the year	468,839	349,058	139,435	2,155,545	3,112,877
Payments	(60,081)	(89,221)	(6,795)		(156,097)
Reversal	(9,540)	(89,941)	(1,951)	(27,820)	(129,252)
Additions	4,689	162,456	72,605		239,750
Monetary adjustment	4,057	21,574	12,259		37,890
Provision balance	407,964	353,926	215,553	2,127,725	3,105,168
Judicial deposits	(66,746)	(91,596)	(20,076)		(178,418)
Provision balance at the end of the year	341,218	262,330	195,477	2,127,725	2,926,750
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$2,448,564 and civil lawsuits in the amount of R$197,141, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
20.1.1 Tax and social security
On September 30, 2025, the Company has 56 (58 as of December 31, 2024) administrative and judicial proceedings of a tax or social security nature in which the disputed matters are related to IRPJ, CSLL, PIS, COFINS, ICMS among others, whose amounts are provisioned when the likelihood of loss is deemed probable by the Company’s external legal counsel and by Management.
20.1.2 Labor
On September 30, 2025, the Company has 1,172 (1,178 as of December 31, 2024) labor lawsuits.
In general, the provisioned labor proceedings are related primarily to matters frequently contested by employees of agribusiness companies, such as wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.
20.1.3 Civil, environment and real estate
On September 30, 2025, the Company has 71 (97 as at December 31, 2024) civil, environmental and real estate proceedings.
The provisioned Civil, environment and real estate proceedings are related primarily to the payment of damages, including those arising from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.
20.2 Contingencies with possible losses
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	09/30/2025	12/31/2024
Taxes and social security (1)	10,329,685	9,837,082
Labor	186,654	171,480
Civil and environmental (1) (2)	1,029,103	5,065,714
	11,545,442	15,074,276
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,088,587 (R$2,108,635 as of December 31, 2024), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 20.1.1 above.
(2)As disclosed in the annual financial statements, note 20.2.3(i), the Company is a defendant in a Public Civil Action (“ACP”) regarding compensation for damages caused to federal highways due to the transportation of timber exceeding the permitted weight. Based on a recent decision by the Superior Court of Justice (“STJ”), which established the thesis of civil liability without clear and objective liquidation criteria, as well as the change of the monetary correction index from IGPM/FGV to SELIC, the Company reassessed the exposure amount of this action to approximately R$ 340 million. This estimate made by management and supported by its external legal advisors, is based on scenarios with similarity to infraction notices suffered by other companies and assessed according to the quantification criteria applied by the Federal Public Ministry (“MPF”). Given the absence of clear and objective criteria for measuring such claims from the MPF in similar cases, management’s current estimate may vary to a higher or lower amount, subject to the final decision by the MPF/TRF1 regarding the Company's case.

In the nine-month period ended September 30, 2025, there were no significant changes in the main nature of these contingencies compared to those disclosed in the annual financial statements for the year ended December 31, 2024 (Note 20.1).